NOTE 15. SUBSEQUENT EVENTS (Details Narrative) (USD $)	Jun. 08, 2013	Mar. 10, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 08, 2013 BrazilInteractiveMediaShareholdersMember	Jun. 08, 2013 PreMergerShareholdersMember	Jun. 07, 2013 PreAmendmentMember	Jun. 07, 2013 PostAmendmentMember	Mar. 10, 2013 SeriesAMember	Mar. 10, 2013 SeriesEPreferredStockMember	Mar. 10, 2013 SeriesCPreferredStockMember	Mar. 11, 2013 FromSeriesAMember	Mar. 11, 2013 FromSeriesEPreferredStockMember	Mar. 13, 2013 SeriesGPreferredStockMember	Mar. 11, 2013 SeriesGPreferredStockMember	Jun. 07, 2013 SeriesGPreferredStockMember PreAmendmentMember	Jun. 07, 2013 SeriesGPreferredStockMember PostAmendmentMember	Mar. 11, 2013 FromConvertibleNotesPayableMember	Mar. 22, 2013 SeriesHPreferredStockMember	Jun. 07, 2013 SeriesHPreferredStockMember PreAmendmentMember	Jun. 07, 2013 SeriesHPreferredStockMember PostAmendmentMember	May 14, 2013 FromSeriesCPreferredStockMember
Common Stock, Shares Issued	40,000,000	2,448,665,750	1,000,000	0			2,481,913,195	292,917	19,000,000			19,000,000	4,152,295					8,220,150				1,875,000
Preferred Stock, Shares Issued	2,500		0	0						3,115	75			3,740,000	210,746	3,970,746	3,970,746		2,500	2,500	2,500
Common Stock, Shares Authorized			80,000,000	0			5,000,000,000	100,000,000
Common Stock, Par Value			$ 0.0001	$ 0			$ 0.00001	$ 0.00001
Preferred Stock, Shares Authorized			20,000,000	0			15,000,000	5,000,000
Preferred Stock, Par Value			$ 0.0001	$ 0			$ 0.01	$ 0.01
Equity Ownership, Percentage					93.50%	6.50%